FINANCE LEASE RECEIVABLE	12 Months Ended
Dec. 31, 2021
FINANCE LEASE RECEIVABLE
FINANCE LEASE RECEIVABLE

8.     FINANCE LEASE RECEIVABLE

The Company entered into a sublease agreement which has been recognized as a finance lease. Finance lease receivables are presented in the statement of financial position as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Current	$43,543	$95,849	$86,764
Non-current	—	42,841	138,690
	$43,543	$138,690	$225,454

The following is a detailed maturity analysis of the undiscounted finance lease receivables as at December 31, 2021:

Total
Less than 1 year	$44,638
Total undiscounted finance lease receivables	$44,638